UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ---------------------------------------
Address:   655 Madison Avenue, 21st Floor
           ---------------------------------------
           New York, NY 10021
           ---------------------------------------

Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   8/14/2001
--------------------                   ------------                   ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 0
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           20
                                              -----------

Form  13F  Information  Table  Value  Total:  $   234,018
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- -------- ------ ----
AT&T Corp                      COM              001957109    15468  703100 SH       SOLE             15468200      0    0
AT&T Corp                      COM LIB GRP A    001957208    14001  800525 SH       SOLE             14001182      0    0
C Cor Net Corp                 COM              125010108      240   20000 SH       SOLE               240000      0    0
Canadian Pac Ltd New           COM              135923100    25552  659397 SH       SOLE             25551634      0    0
Cendant Corp                   COM              151313103    23472 1203700 SH       SOLE             23472150      0    0
Ceridian Corp New              COM              156779100     6966  363406 SH       SOLE              6966493      0    0
Danaher Corp Del               COM              235851102     9800  175000 SH       SOLE              9800000      0    0
F M C Corp                     COM NEW          302491303    20650  301189 SH       SOLE             20649518      0    0
General Cable Corp Del New     COM              369300108    13812  744600 SH       SOLE             13812330      0    0
Global Lt Telecommunications   COM              37934X100     1724  772940 SH       SOLE              1723656      0    0
Hickory Tech Corp              COM              429060106     2376  148500 SH       SOLE              2376000      0    0
Liberty Satellite & Technology CL A             531182103     2960 1160979 SH       SOLE              2960496      0    0
Inc
Lincoln Natl Corp Ind          COM              534187109     7972  154046 SH       SOLE              7971881      0    0
Norfolk Southern Corp          CALL             655844908       90    3000    CALL  SOLE                90000      0    0
R H Donnelley Corp             COM NEW          74955W307    24426  763300 SH       SOLE             24425600      0    0
Rockwell Intl Corp New         COM              773903109     7624  200000 SH       SOLE              7624000      0    0
Sempra Energy                  COM              816851109    18195  665500 SH       SOLE             18194770      0    0
Viad Corp                      COM              92552R109     8910  337500 SH       SOLE              8910000      0    0
Waddell & Reed Finl Inc        CL A             930059100     7344  231300 SH       SOLE              7343775      0    0
Xcel Energy Inc                COM              98389B100    22436  788600 SH       SOLE             22435670      0    0